Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended		102 Months Ended				1 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2012	Mar. 19, 2012	Jan. 31, 2012 1st Half	Jan. 31, 2012 2nd Half	Mar. 19, 2012 Unrelated Party	Mar. 16, 2012 Unrelated Party	Oct. 15, 2010 Unrelated Party	Jan. 31, 2012 Chief Executive Officer	Jan. 13, 2011 Private Placement	Mar. 16, 2012 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Feb. 01, 2012 Private Placement 1st Half	Feb. 01, 2012 Private Placement 2nd Half
Subsequent Event [Line Items]
Warrants issued	4,250,000											19,369,565	19,369,564									19,369,565	19,369,564
Exercise price of warrants																			$ 0.06			$ 0.125	$ 0.05
Units of securities issued										81,728,258								5,000,000	4,250,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities								$ 17,500		$ 2,106,956								$ 125,000	$ 170,000	$ 1,461,956	$ 400,000
Units of securities, offering price		$ 0.025	$ 0.025						$ 0.025		$ 0.10			$ 0.1	$ 0.50	$ 0.05			$ 0.04	$ 0.025
Warrant exercisable period																			24 months	18 months
Monthly compensations to officers																	2,000
Common stock issued for consulting services	$ 50,000	$ 10,555	$ 12,500	$ 12,500	$ 0	$ 125,000	$ 10,555	$ 10,555	$ 1,945					$ 125,000	$ 50,000	$ 220,000
Common stock issued for consulting services (in shares)	1,000,000	500,000	500,000	500,000		1,250,000								1,250,000	1,000,000	4,000,000